Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	3,704,732	2,988,100	468,898
Allowance for credit losses	(360,299)	(240,326)	(37,712)
Accounts receivable, net	3,344,433	2,747,774	431,186

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	94,856	144,574	360,299	56,539
Cumulative effect of adopting ASU 2016-13	—	72,366	—	—
Provisions/(Reversal)	72,259	202,108	(62,267)	(9,772)
Write-offs	(22,541)	(58,749)	(57,706)	(9,055)
Balance at the end of the year	144,574	360,299	240,326	37,712